Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

Common Stock

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of Pieris AG’s stockholders. Common stockholders are entitled to dividends when and if declared by the Board of Directors. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of Pieris AG, the holders of common stock are entitled to share ratably in the assets of Pieris AG available for distribution after the holders of the preferred shares and their liquidation preferences have been satisfied. There are 59,993 shares of common stock issued and outstanding with a share capital of $53,889.

Preferred Stock

Pieris AG is authorized to issue 919,708 shares of preferred stock, of which 324,313 have been designated as Series A equaling $378,503 share capital, 132,432 shares with a share capital of $173,896 have been designated as Series A-1 and the remaining 462,963 shares with a share capital of $662,515 have been designated as Series B. Holders of shares of preferred stock are entitled to receive a preference payment in the event of any liquidation, dissolution, winding-up or exit event (i.e., any merger or consolidation into or any other corporation or sale of more than 70% of Pieris AG’s assets or 50% of Pieris AG’s shares) of Pieris AG before any payment is made to the holders of shares of Pieris AG’s common stock. Specifically, holders of Series B preferred shares are entitled to receive the original issue price of such shares plus 8% of annual cumulative interest upon an exit event. After this payment, holders of a portion of the Series A-1 preferred shares are entitled to receive twice of their total investment. The remaining proceeds from an exit event are distributed to the remaining holders of Series A-1 preferred shares and the holders of Series A preferred shares in the amount of one times the respective original issue price. The remaining amount is distributed among all stockholders in proportion to their total stockholdings in Pieris AG.

There are no preferred dividends attached to any of the preferred shares. Preferred stock participates equally to common stock.

There is a conversion right which is stated within the Shareholder Agreement to convert all preferred shares into common shares, which is contingent upon the adoption of a resolution of a meeting of stockholders.

Each share of Pieris AG’s common and preferred stock is entitled to one vote and all shares rank equally as to voting and other matters.

Effective with the consummation of the Acquisition, all existing common and preferred stock and any and all rights associated with the common and preferred stock have been exchanged for common stock of Pieris Pharmaceuticals, Inc. (see Note 1 Corporate Information).

Receivable from Issuance of Shares

The founders of Pieris AG participated in the Seed round capital increase of common shares at par value. For certain stockholders, the payment of the share premium into Additional paid-in capital (fully or partially) was deferred until the occurrence of an exit event and is recorded as Receivables from Sale of Shares in Pieris AG’s Statements of Changes in Stockholders’ Equity.

The following amounts were deferred for the respective parties:

	December 31,
	2013	2012
Steffen Schlehuber	$2,356	$2,356
Claus Schalper	1,755	1,755
Dr. Karsten Schürrle	1,203	1,203
MAPO Beteiligungsgesellschaft mbH	116,487	116,487

Total	$121,801	$121,801

In connection with the consummation of the Acquisition all deferred payment claims against the aforementioned stockholders were waived (see Note 11, Subsequent Events “Acquisition”).

Claus Schalper is the CFO of Pieris AG.

Furthermore, in 2008, Pieris AG acquired treasury shares under a stockholders’ agreement at the par value of €1.00 per treasury share. The payment of the share premium was deferred until an exit event (i.e., any liquidation, dissolution or winding up of Pieris AG, including any merger or consolidation into or any other corporation or sale of more than 70% of Pieris AG’s assets or 50% of Pieris AG’s shares) occurred. The amount of the deferred payment to the capital reserve of Pieris AG was $48,690. However, in accordance with the Consolidated Stockholders Agreement 2012 dated November 12, 2012, the claim for such payments has been waived.

Prof. Dr. Skerra is the deputy chairman of the supervisory board of Pieris AG.